Income taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Income Taxes [Line Items]
Change in valuation allowance	$ 24,864	$ 24,307	$ 21,241
Net deferred tax asset	64,071	57,377
Non-current deferred tax assets	68,368	58,334		$ 75,854
Non-current deferred tax liabilities	4,297	957
Temporary differences related to investments in foreign subsidiaries	188,232
Non-current Assets
Income Taxes [Line Items]
Non-current deferred tax assets	68,368	58,334
Non-current Liabilities
Income Taxes [Line Items]
Non-current deferred tax liabilities	4,297	957
Tax Year 2009 to 2014
Income Taxes [Line Items]
Estimate of possible loss	183,000
Venezuela
Income Taxes [Line Items]
Change in valuation allowance	$ 983	$ (304)	$ 2,108